Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (203,170)	$ (437,947)	$ (564,294)	$ (1,008,604)
Noncontrolling interest in income of consolidated subsidiary	(18,177)	(7,606)	(41,956)
Depreciation	1,400	2,046	3,446	1,802
Amount reserved due to doubtful accounts	0	0	4,289	(180)
Loss on goodwill impairment, Focus				583,301
Loss on impairment of assets, IAI				34,970
Recapture prior expense	(12,522)	(19,400)	(19,400)	170,000
Issuance of stock for services received	15,000		5,000	70,000
Loss on goodwill impairment, AquaLiv		315,484	315,484
Loss on derivative liability	32,801		61,111
Gain on distribution of IAI, net of intercompany transfer			(18,298)
Accounts receivable	(1,880)	8,375	(14,040)	14,392
Inventory	(4,800)	(17,328)
Prepaid expenses				8,174
Accounts payable	13,141	(3,257)	6,925	75,088
Credit cards payable	1,370	(2,428)	(29,075)	46,262
Customer deposits				(66,168)
Other liabilities	(11,901)	(12,723)	(15,853)	36,599
Net Cash Provided (Used) by Operating Activities	(188,738)	(174,784)	(279,035)	(34,202)
Payments for property and equipment		(5,516)	(6,873)	0
Payments for definite-life intangible assets				(1,000)
Cash received from AquaLiv investment		79,000
Net Cash Provided (Used) by Investing Activities		73,484	(6,873)	(1,000)
Proceeds from notes, net	15,737	48,125	106,712	39,638
Payments for notes payable			(22,250)	(22,226)
Proceeds of capital stock issuance	206,210	105,000	204,414	17,809
Net Cash Provided by Financing Activities	221,947	153,125	288,876	35,221
NET INCREASE (DECREASE) IN CASH	33,210	51,825	2,698	19
CASH AT BEGINNING OF PERIOD	3,732	1,034	1,034	1,015
CASH AT END OF PERIOD	36,942	52,859	3,732	1,034
Interest
Income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Debt acquired from acquisition				221,057
Issuance of preferred stock for acquisition		400,000	400,000
Issuance of stock to retire notes payable and accrued interest	$ 95,750	$ 5,000	$ 85,350